LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
schedule of composition of loans, financing and debentures

	12/31/2020
			Non-
	Average Rate	Current	Current
Foreign currency

World Bank	2,41%	140,572	275,655
Banco Interamericano de Desenvolvimento - BID	1,79%	39,441	392,300
BNP Paribas	1,17%	182,590	—
Kreditanstalt fur Wiederaufbau - KFW	3,42%	60,561	587,891
		423,164	1,255,846
Bonus
Due 10/27/2021 (a)	5,75%	3,284,824	—
Due 02/04/2025	3,63%	38,461	2,570,741
Due 02/04/2030	4,63%	73,606	3,812,050
		3.396.891	6,382,791

National currency
RGR Return (b)	5,00%	250,802	1,254,011
RGR Subsidiaries (c)	5,00%	86,779	688,283
RGR CCEE (d)	5,00%	34,797	—
BNDES (e)	5,15%	454,393	4,790,888
Caixa Econômica Federal	5,94%	918,979	3,850,392
Banco do Brasil	2,41%	1,085,373	1,420,404
Bradesco	5,14%	1,006,159	—
Petrobras	1,91%	2,196,011	4,925,322
BR Distribuidora	2,21%	157,200	47,224
State Grid	10,00%	43,935	354,828
Banco do Nordeste do Brasil (f)	10,14%	52,251	901,827
BASA	8,50%	11,346	156,006
Cigás	—	414,264	223,670
Other Financial Institutions	—	779,996	1,292,845
		7,492,285	19,905,700

	Rate	Current	Non-Current
Debentures
Eletrobras - Due 04/25/2022	DI rate + 0,70% pa	3,722	1,100,000
Eletrobras - Due 04/25/2024	DI rate + 1,00% pa	8,305	2,200,000
Eletrobras - Due 04/25/2026	DI rate + 1,20% pa	4,035	1,000,000
Eletrobras - Due 05/15/2029	IPCA + 5,18% pa	4,767	740,825
Furnas - Due 11/15/2024	CDI 117,60% pa	1,267	450,000
Furnas - Due 11/15/2029	IPCA + 4,08% pa	1,755	808,446
Chesf - Due 01/15/2029	IPCA + 7,03% pa	11,224	137,991
CGT Eletrosul - Due 09/15/2028 (g)	IPCA + 6,80% pa	17,687	401,350
Eletronorte - Due 08/04/2024 (h)	CDI + 2,675%	45,649	1,208,333
		98,411	8,046,945
Total Financing, loans and debentures		11,410,751	35,591,282

	12/31/2019
			Non-
	Average Rate	Current	Current
Foreign currency

World Bank	2.41%	110,885	323,669
Banco Interamericano de Desenvolvimento - BID	4.95%	30,897	334,706
BNP Paribas	2.65%	141,808	141,578
Eximbank	2.00%	—	—
Corporación Andino de Fomento - CAF	4.38%	150,139	—
		448,145	1,020,890

Bonus
Due 10/27/2021	5.75%	83,693	7,053,725

		83,693	7,053,725

National currency
RGR Return (b)	5.00%	250,802	1,383,629
RGR Subsidiaries (c)	5.00%	—	863,645
RGR CCEE (d)	5.00%	354,314	746,847
BNDES (e)	9.25%	536,746	5,574,689
Caixa Econômica Federal	5.26%	1,185,694	5,007,814
Banco do Brasil	5.26%	1,076,811	2,504,620
Petrobras	4.62%	2,297,220	6,631,614
BR Distribuidora	5.05%	428,543	198,589
Subsidized Debt Renegotiation	—	—	—
State Grid	10.00%	45,590	379,982
Banco do Nordeste do Brasil	10.14%	43,968	750,519
BASA	8.50%	28,995	324,011
Cigás	—	445,039	268,611
Other Financial Institutions	—	411,071	1,594,545
		7,104,793	26,229,116

	Rate	Current	Non-Current
Debentures
Eletrobras - Due 04/25/2022	DI rate + 0,70% pa	6,991	1,100,000
Eletrobras - Due 04/25/2024	DI rate + 1,00% pa	14,791	2,200,000
Eletrobras - Due 04/25/2026	DI rate + 1,20% pa	6,967	1,000,000
Eletrobras - Due 05/15/2029	IPCA + 5,18% pa	4,410	711,069
Furnas - Due 11/15/2024	CDI 117,60% pa	543	450,000
Chesf - Due 01/15/2029	IPCA + 7,03% pa	10,923	139,399
Eletrosul - Due 09/15/2028	IPCA + 6,80% pa	16,682	99,792
Eletronorte - Due 07/10/2031	TJLP + 1,65% pa	17,222	180,490
		78,529	5,880,750
Total Financing, loans and debentures		7,715,160	40,184,481

Schedule of movements of loans and financing

Loans, financing and debentures	12/31/2020	12/31/2019	12/31/2018
Opening balance	47,899,641	54,841,027	45,305,223
Raising	9,154,852	6,442,950	16,349,803
Interest, charges, monetary and exchange rate variations incurred	5,367,794	3,876,246	4,989,876
Interests Paid	(2,074,848)	(2,810,184)	(2,855,821)
Amortization of the Principal (a)	(12,144,481)	(12,365,154)	(6,462,488)
Appropriate transaction costs	(22,146)	598	—
Transfer	(173,846)	(645)	198,611
Write-offs	—	(2,085,197)	—
RGR derecognition	(1,004,933)	—	—
Classified as held for sale	—	—	(2,684,179)
Final balance	47,002,033	47,899,641	54,841,025

(a)At the Company, the amortization of the principal includes the amount of R$ 3,138,797, referring to the transfer of shares of the company Amazonas GT to Eletronorte. This transaction had no effect on cash; and

(b)The write-offs mainly refer to RGR debt of Amazonas Energia in the amount R$ 1,690,431..

Schedule of maturity of long-term portion of loans and financing

2022	2023	2024	2025	2026	After 2026	Total
6,425,929	4,398,822	5,592,555	3,971,934	2,072,107	13,129,935	35,591,282

Schedule of non-subsidiaries guarantees

NON-CONTROLLED COMPANIES
			Debt
			Balance as of	Ending of
Guarantor	Modality	Venture	12/31/2020	Guarantee
Eletrobras	SPE	HPP Belo Monte (Norte Energia)	14,126,563	2042
Eletrobras	SPE	HPP Santo Antônio	4,913,552	2040
Eletrobras	SPE	HPP Jirau	3,365,972	2034
Furnas	SPE	HPP Santo Antônio	1,688,146	2038
Eletrobras	SPE	HPP Teles Pires	1,194,566	2036
Eletrobras	SPE	HPP Jirau	917,992	2035
Eletrobras	SPE	HPP Sinop	567,272	2038
Eletrobras	SPE	Empresa de Energia São Manoel	535,917	2038
Eletrobras	SPE	Belo Monte Transmissora	442,552	2032
Eletrobras	SPE	HPP Santo Antônio	412,991	2024
Eletrobras	Corporate	Eólicas Hermenegildo (a)	379,661	2032
Eletrobras	SPE	HPP Teles Pires	291,483	2032
Eletrobras	SPE	Santa Vitória do Palmar Holding (a)	264,540	2031
Eletrobras	SPE	HPP Santo Antônio	243,443	2030
Eletronorte	SPE	Belo Monte Transmissora	163,981	2031
Furnas	SPE	Belo Monte Transmissora	163,981	2031
Eletrobras	SPE	HPP Santo Antônio	144,695	2022
Eletrobras	SPE	Norte Brasil Transmissora de Energia	138,029	2026
Furnas	SPE	Empresa de Energia São Manoel	109,312	2031
Eletrobras	SPE	Interligação Elétrica Garanhuns	91,660	2028
Eletrobras	SPE	Chapada do Piauí II	86,571	2021
Eletrobras	SPE	Chapada do Piauí I	74,003	2022
Chesf	SPE	HPP Sinop	66,703	2032
Eletronorte	SPE	HPP Sinop	66,703	2032
Eletrobras	SPE	Santa Vitória do Palmar Holding (a)	48,876	2028
Eletrobras	Corporate	Eólica Chuí IX (a)	38,143	2032
Eletrobras	SPE	Mangue Seco 2 (a)	30,265	2031
Eletrobras	SPE	Caldas Novas Transmissão	8,101	2028
Non-controlled companies guarantees			30,575,673

Schedule of subsidiaries guarantees

CONTROLLED COMPANIES
			Debt
			Balance as of	Ending of
Guarantor	Modality	Venture	12/31/2020	Guarantee
Eletrobras	Corporate	Angra III	3,514,723	2036
Eletronuclear	Corporate	Angra III	3,112,045	2038
Eletrobras	Corporate	Reinforcement of the Working Capital Structure 3	1,006,160	2021
Eletrobras	Corporate	Issuance of Debentures - Furnas	832,348	2029
Eletrobras	Corporate	Belo Monte Transmissora	797,523	2029
Eletrobras	Corporate	Miscellaneous - Furnas	709,801	2023
Eletronorte	Corporate	Issuance of Debentures - Amazonas GT	556,560	2024
Eletrobras	Corporate	Issuance of Debentures - Furnas	451,267	2024
Eletrobras	Corporate	HPP Simplício	432,709	2026
Eletrobras	Corporate	Modernization of HPP Furnas and HPP Luiz Carlos Barreto de Carvalho	431,741	2031
Eletrobras	Corporate	Chesf Corporate Projects	403,629	2029
Eletrobras	Corporate	Livramento Wind Complex - Surroundings II	340,205	2028
Eletrobras	Corporate	CGT Eletrosul Corporate Projects	333,283	2022
Eletrobras	Corporate	Reinforcement of the Working Capital Structure 2	258,330	2024
CGT Eletrosul	SPE	Transmissora Sul Litorânea de Energia	197,452	2029
Eletrobras	Corporate	HPP Mauá	190,121	2028
Eletrobras	Corporate	Investment Plan 2012-2014	171,877	2029
Eletrobras	Corporate	Linha Verde Transmissora	167,352	2033
Eletrobras	Corporate	Eólicas Casa Nova II e III	166,394	2031
Eletrobras	Corporate	Corporate financing	152,120	2023
Eletrobras	Corporate	Corporate Transmission Projects	130,206	2031
Eletrobras	Corporate	HPP São Domingos	126,926	2028
Eletrobras	Corporate	Transmissora Sul Brasileira de Energia	116,550	2026
Chesf	Corporate	Transmissora Delmiro Gouveia	106,280	2032
Eletrobras	Corporate	HPP Batalha	97,521	2025
Eletrobras	Corporate	HPP Passo de São João	92,469	2026
Eletrobras	Corporate	CGT Eletrosul Corporate Projects	83,412	2023
CGT Eletrosul	SPE	Transmissora Sul Litorânea de Energia	80,758	2030
Eletrobras	Corporate	Innovation Projects	68,851	2023
Chesf	Corporate	Transmissora Delmiro Gouveia	50,805	2031
Eletrobras	Corporate	Chesf Corporate Projects	37,567	2021
Eletrobras	Corporate	RS Energia	32,792	2027
Eletrobras	Corporate	HPP Baguari	24,160	2026
CGT Eletrosul	Corporate	Expansion of the South Transmission System	20,732	2029
CGT Eletrosul	Corporate	Brazil x Uruguay interconnection	15,561	2029
Eletrobras	Corporate	RS Energia	11,179	2021
Eletrobras	Corporate	SC Energia	3,361	2021
Controlled companies guarantees			15,324,770

Schedule of movements of provision for guarantees

The changes in guarantees for the year ending December 31, 2020 fwere as follows:

	12/31/2020	12/31/2019	12/31/2018
Opening balance	463,776	549,436	512,690
Guarantee Additions	25,556	13,690	66,495
Guarantee Update	15,197	5,889	11,542
Guarantee Write-offs	(45,525)	(105,239)	11,542
Final balance	459,004	463,776	549,436